CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	¥ 327,039	¥ 321,589	¥ 280,926
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	10,215	(22,834)	(14,926)
Net change of debt valuation adjustments	231	0	0
Net change of defined benefit pension plans	(7,346)	(2,962)	7,670
Net change of foreign currency translation adjustments	(11,537)	(1,955)	(5,968)
Net change of unrealized gains (losses) on derivative instruments	(4,118)	779	326
Total other comprehensive income (loss)	(12,555)	(26,972)	(12,898)
Comprehensive Income	314,484	294,617	268,028
Comprehensive Income Attributable to the Noncontrolling Interests	2,784	6,433	4,276
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	730	36	374
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 310,970	¥ 288,148	¥ 263,378